SCHEDULE OF SIGNIFICANT OF SEGMENT EXPENSES AND OTHER SEGMENT ITEMS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenues
Cost of Goods Sold
GROSS PROFIT
Operating Expenses
Salaries and Payroll Expenses	182,000			170,000			542,000	284,000	459,580	152,700
Legal Fees	6,375			29,119			20,124	233,080	278,248	193,945
Stock-based compensation	1,150,000			339,881			1,752,000	927,961	1,246,182	378,559
Investors Relations	1,597			17,979			126,975	42,665	1,246,182	378,559
Audit Costs	8,750			14,230			178,000	41,730	48,730	42,500
Contract Services	139,752			172,400			336,057	264,571	401,166
Rent	4,941			4,603			14,729	13,747	19,261	17,186
Other operating expenses	286,820			63,540			483,456	140,733	305,564	142,836
Total Operating Expenses	1,780,235			811,752			3,453,341	1,948,487	2,758,731	927,726
LOSS FROM OPERATIONS	(1,780,235)			(811,752)			(3,453,341)	(1,948,487)	(2,758,731)	(927,726)
Interest Income and Other (Expenses), net	(15,243)						(21,190)	328	1,044	7,308
NET LOSS	$ (1,795,478)	$ (821,409)	$ (857,644)	$ (811,752)	$ (822,900)	$ (313,507)	$ (3,474,531)	$ (1,948,159)	$ (2,757,687)	$ (920,418)